Acquisitions (Schedule Of Business Acquisition) (Details) (USD $) In Thousands, unless otherwise specified			0 Months Ended		0 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 31, 2012 Virginia Savings Bank [Member]	Dec. 31, 2012 Virginia Savings Bank [Member]	Jan. 10, 2013 Community Bank [Member]	Dec. 31, 2013 Community Bank [Member]	Dec. 31, 2013 Virginia Savings Bank and Community Bank as of acquisition date [Member]
Consideration:
Cash			$ 4,672		$ 12,738		$ 17,410
Common stock			7,723		27,783		35,506
Business Combination, Consideration Transferred, Other			0		725		725
Purchase price			12,395		41,246		53,641
Identifiable assets:
Cash and cash equivalents			24,943		8,888		33,831
Investments			14,082		17,659		31,741
Loans			73,463		372,169		445,632
Business Acquisition, Purchase Price Allocation, Bank Owned Life Insurance			0		6,935		6,935
Premises and equipment			5,158		8,950		14,108
Business Acquisition, Purchase Price Allocation, Deferred Taxes Asset (Liability), Net, Noncurrent (Deprecated 2013-01-31)			4,173		15,228		19,401
Other assets			4,626		7,989		12,615
Total identifiable assets			126,445		437,818		564,263
Identifiable liabilities:
Deposits			122,723		383,070		505,793
Other liabilities			841		24,484		25,325
Total identifiable liabilities			123,564		407,554		531,118
Net identifiable assets			2,881		30,264		33,145
Goodwill	71,401	62,988	8,241		8,271		16,512
Core deposit intangible	2,711		1,273	1,273	2,711	2,711	3,984
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net			$ 12,395		$ 41,246		$ 53,641